Cover	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (this “Amendment No. 1”) to the Current Report on Form 8-K filed by Ironwood Pharmaceuticals, Inc. (the “Company”) with the Securities and Exchange Commission on February 8, 2021 (the “Original Report”). In the Original Report, the Company disclosed that, among other events, Mark Mallon resigned as Chief Executive Officer of the Company and Thomas McCourt, the Company’s President, will become the Company’s interim Chief Executive Officer in addition to his role as President, in each case, effective March 12, 2021. This Amendment No. 1 is being filed to provide a description of certain compensation arrangements approved by the board of directors of the Company (the “Board’) on March 10, 2021 in connection with Mr. McCourt’s appointment as interim Chief Executive Officer. Except as set forth herein, this Amendment No. 1 does not amend, modify or update the disclosure contained in the Original Report.
Document Period End Date	Feb. 04, 2021
Entity File Number	001-34620
Entity Registrant Name	IRONWOOD PHARMACEUTICALS, INC.
Entity Central Index Key	0001446847
Entity Tax Identification Number	04-3404176
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Summer Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	621-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	IRWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false